Schedule of Investments (unaudited)
November 30, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.2%
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	$1,906	$2,001,626
9.75%, 11/15/30(a)	10,312	11,297,949
TransDigm Inc., 6.38%, 03/01/29(a)	6,334	6,523,811
		19,823,386
Airlines — 1.6%
American Airlines Inc.
7.25%, 02/15/28(a)(b)	8,203	8,397,543
8.50%, 05/15/29(a)(b)	4,436	4,634,040
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	12,849	12,691,595
		25,723,178
Apparel — 1.2%
Under Armour Inc., 7.25%, 07/15/30(a)	4,722	4,702,280
VF Corp., 2.95%, 04/23/30(b)	10,333	9,274,357
Wolverine World Wide Inc., 4.00%, 08/15/29(a)	7,180	6,581,911
		20,558,548
Auto Manufacturers — 3.0%
Allison Transmission Inc., 5.88%, 06/01/29(a)(b)	3,023	3,067,858
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	13,143	11,623,818
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	3,873	3,817,491
5.50%, 07/15/29(a)	2,239	2,242,231
New Flyer Holdings Inc., 9.25%, 07/01/30(a)	6,908	7,398,593
Nissan Motor Co. Ltd.
7.75%, 07/17/32(a)	8,604	9,044,886
8.13%, 07/17/35(a)	11,306	11,950,374
		49,145,251
Auto Parts & Equipment — 0.9%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	9,436	9,970,087
Phinia Inc., 6.75%, 04/15/29(a)	4,373	4,512,923
		14,483,010
Beverages — 0.6%
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(a)(b)	9,926	9,626,359
Biotechnology — 1.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)(b)	9,949	9,802,629
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)	6,404	5,715,250
Genmab A/S
6.25%, 12/15/32(a)	1,310	1,346,983
7.25%, 12/15/33(a)	685	717,391
		17,582,253
Building Materials — 1.3%
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	7,297	7,599,752
Sisecam U.K. PLC
8.25%, 05/02/29(a)(b)	4,030	4,132,326
8.63%, 05/02/32(a)(b)	8,910	9,235,215
		20,967,293
Chemicals — 1.7%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33(b)	7,928	8,279,622
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	6,936	6,917,296
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	5,069	5,230,630
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	8,531	8,396,189
		28,823,737
Security	Par (000)	Value
Coal — 0.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)(b)	$3,666	$3,866,845
SunCoke Energy Inc., 4.88%, 06/30/29(a)	6,810	6,230,783
		10,097,628
Commercial Services — 4.0%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	5,697	5,542,913
4.88%, 07/15/32(a)	8,475	8,215,063
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	1,754	1,750,044
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.00%, 02/15/31(a)(b)	5,510	5,626,895
8.25%, 01/15/30(a)(b)	3,315	3,413,924
8.38%, 06/15/32(a)(b)	6,741	6,940,763
Deluxe Corp.
8.00%, 06/01/29(a)(b)	5,908	5,975,085
8.13%, 09/15/29(a)(b)	5,224	5,502,737
Korn Ferry, 4.63%, 12/15/27(a)(b)	1,417	1,416,947
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	2,102	2,052,019
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	7,354	7,236,924
United Rentals North America Inc.
4.88%, 01/15/28	4,435	4,434,387
5.38%, 11/15/33(a)	3,540	3,548,130
Upbound Group Inc., 6.38%, 02/15/29(a)	5,472	5,343,266
		66,999,097
Computers — 1.4%
ASGN Inc., 4.63%, 05/15/28(a)	6,618	6,483,749
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	6,788	5,930,234
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	10,648	11,305,195
		23,719,178
Diversified Financial Services — 11.1%
Ally Financial Inc., 6.70%, 02/14/33(b)	5,803	6,075,194
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	1,340	1,335,967
6.88%, 04/15/30(a)	2,490	2,448,836
7.50%, 07/15/33(a)	2,311	2,259,326
9.25%, 07/01/31(a)(b)	7,717	8,018,897
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,770	13,021,906
3.63%, 10/01/31(a)(b)	390	346,712
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	6,607	6,558,971
9.25%, 12/15/28(a)	5,784	6,069,649
Enova International Inc.
9.13%, 08/01/29(a)	5,701	6,022,542
11.25%, 12/15/28(a)	3,095	3,296,144
goeasy Ltd.
7.38%, 10/01/30(a)	122	118,076
7.63%, 07/01/29(a)	5,369	5,323,575
9.25%, 12/01/28(a)	3,800	3,913,274
LD Holdings Group LLC, 6.13%, 04/01/28(a)	8,148	7,521,940
OneMain Finance Corp.
3.88%, 09/15/28	1,251	1,214,061
5.38%, 11/15/29(b)	314	312,973
6.63%, 01/15/28(b)	749	768,169
6.75%, 03/15/32	6,866	7,017,313
7.13%, 11/15/31	8,608	8,968,615
7.50%, 05/15/31	415	435,970

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.88%, 03/15/30	$1,562	$1,653,238
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	2,875	2,809,875
5.75%, 09/15/31(a)(b)	6,015	6,062,386
6.88%, 05/15/32(a)	8,989	9,383,995
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	1,361	1,314,564
3.88%, 03/01/31(a)	13,029	12,322,330
4.00%, 10/15/33(a)(b)	3,389	3,139,880
SLM Corp., 3.13%, 11/02/26	4,500	4,415,568
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	6,925	7,168,095
StoneX Group Inc., 7.88%, 03/01/31(a)	6,156	6,520,238
Synchrony Financial, 7.25%, 02/02/33(b)	8,701	9,321,708
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	8,902	8,809,927
5.75%, 06/15/27(a)	4,642	4,652,793
UWM Holdings LLC, 6.63%, 02/01/30(a)	9,856	10,015,687
VFH Parent LLC/Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	5,693	5,974,906
		184,613,300
Electric — 1.5%
NRG Energy Inc.
3.88%, 02/15/32(a)	5,758	5,381,393
5.75%, 01/15/28	3,757	3,767,418
PG&E Corp.
5.00%, 07/01/28	9,849	9,777,180
5.25%, 07/01/30	5,096	5,047,511
		23,973,502
Engineering & Construction — 1.1%
IHS Holding Ltd.
7.88%, 05/29/30(a)	6,184	6,309,577
8.25%, 11/29/31(a)	7,300	7,569,301
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	3,433	3,817,146
		17,696,024
Entertainment — 1.5%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	4,818	4,329,414
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	2,535	2,490,323
6.50%, 05/15/27(a)(b)	7,192	7,263,740
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	1,649	876,903
Warnermedia Holdings Inc., 4.28%, 03/15/32	10,870	9,932,463
		24,892,843
Food — 0.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	3,412	3,409,461
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	5,794	5,816,649
9.38%, 06/01/28(a)	5,377	5,582,278
9.50%, 06/01/30(a)	2,239	2,372,901
		13,771,828
Health Care - Products — 0.4%
Embecta Corp., 5.00%, 02/15/30(a)(b)	6,226	5,934,070
Security	Par (000)	Value
Health Care - Services — 2.1%
DaVita Inc.
3.75%, 02/15/31(a)	$6,792	$6,298,274
4.63%, 06/01/30(a)	12,575	12,196,966
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	6,776	6,801,776
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(a)(b)	9,793	8,627,535
		33,924,551
Holding Companies - Diversified — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(b)	7,948	8,007,292
10.00%, 11/15/29(a)	9,121	9,172,297
		17,179,589
Home Builders — 1.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,483	6,012,983
6.25%, 09/15/27(a)(b)	6,772	6,779,713
Century Communities Inc., 3.88%, 08/15/29(a)	6,240	5,928,130
		18,720,826
Home Furnishings — 1.4%
Somnigroup International Inc., 3.88%, 10/15/31(a)	6,902	6,457,597
Whirlpool Corp.
4.50%, 06/01/46(b)	7,959	6,123,034
4.60%, 05/15/50(b)	8,184	6,255,522
6.50%, 06/15/33	4,872	4,841,486
		23,677,639
Insurance — 0.5%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	7,118	7,389,189
Internet — 2.8%
Getty Images Inc.
10.50%, 11/15/30(a)(b)	5,110	5,221,081
11.25%, 02/21/30(a)(b)	7,031	6,750,067
Rakuten Group Inc.
9.75%, 04/15/29(a)	10,473	11,637,508
11.25%, 02/15/27(a)	4,610	4,938,409
Snap Inc., 6.88%, 03/15/34(a)	3,062	3,129,983
Wayfair LLC
7.25%, 10/31/29(a)(b)	9,009	9,371,585
7.75%, 09/15/30(a)(b)	4,787	5,101,870
		46,150,503
Iron & Steel — 1.8%
Champion Iron Canada Inc., 7.88%, 07/15/32(a)	5,843	6,153,444
Cleveland-Cliffs Inc.
7.38%, 05/01/33(a)(b)	2,902	2,993,096
7.50%, 09/15/31(a)(b)	9,862	10,314,084
7.63%, 01/15/34(a)(b)	8,263	8,573,895
Commercial Metals Co.
5.75%, 11/15/33(a)	720	736,293
6.00%, 12/15/35(a)	1,140	1,161,287
		29,932,099
Leisure Time — 0.6%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	2,377	2,437,811
Patrick Industries Inc., 6.38%, 11/01/32(a)	6,346	6,499,503
Sabre GLBL Inc., 11.25%, 12/15/27(a)	1,214	1,247,385
		10,184,699

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 1.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	$6,366	$5,896,241
5.00%, 06/01/29(a)(b)	4,689	4,505,334
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	6,556	6,203,768
Travel + Leisure Co., 4.50%, 12/01/29(a)(b)	8,391	8,186,581
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	1,246	1,250,723
		26,042,647
Machinery — 0.6%
Vertiv Group Corp., 4.13%, 11/15/28(a)	10,030	9,943,111
Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28(a)	5,710	5,681,394
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	3,366	3,100,865
4.25%, 01/15/34(a)(b)	11,629	9,853,576
4.50%, 05/01/32(b)	13,627	12,276,132
4.50%, 06/01/33(a)(b)	10,430	9,162,820
4.75%, 02/01/32(a)(b)	10,065	9,248,076
Discovery Communications LLC
5.00%, 09/20/37	7,035	5,983,971
6.35%, 06/01/40	4,736	4,269,741
McGraw-Hill Education Inc., 7.38%, 09/01/31(a)	8,089	8,387,670
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	12,114	12,013,433
5.63%, 07/15/27(a)	1,849	1,850,441
Sinclair Television Group Inc.
5.50%, 03/01/30(a)(b)	7,029	6,203,093
8.13%, 02/15/33(a)(b)	1,804	1,879,353
9.75%, 02/15/33(a)(b)	4,184	4,560,560
TEGNA Inc.
4.63%, 03/15/28(b)	11,748	11,606,094
5.00%, 09/15/29	3,887	3,851,083
		104,246,908
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries Inc., 8.50%, 08/01/30(a)(b)	4,002	4,065,432
Mining — 6.7%
Aris Mining Corp., 8.00%, 10/31/29(a)	5,211	5,439,659
Eldorado Gold Corp., 6.25%, 09/01/29(a)	5,923	5,952,616
Endeavour Mining PLC, 7.00%, 05/28/30(a)(b)	5,689	5,881,701
First Quantum Minerals Ltd.
8.63%, 06/01/31(a)	6,528	6,850,026
9.38%, 03/01/29(a)(b)	10,327	10,915,154
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)	4,771	4,602,062
6.13%, 04/15/32(a)(b)	9,127	9,526,544
Hecla Mining Co., 7.25%, 02/15/28	2,989	3,003,712
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	5,496	5,508,520
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)(b)	9,190	9,430,521
Nickel Industries Ltd., 9.00%, 09/30/30(a)	7,827	8,138,577
Novelis Corp.
4.75%, 01/30/30(a)	12,596	12,118,643
6.88%, 01/30/30(a)(b)	4,248	4,401,858
Stillwater Mining Co.
4.00%, 11/16/26(a)(b)	7,352	7,266,476
4.50%, 11/16/29(a)(b)	6,636	6,246,776
Security	Par (000)	Value
Mining (continued)
Taseko Mines Ltd., 8.25%, 05/01/30(a)	$5,576	$5,913,108
		111,195,953
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29	5,357	5,248,317
Oil & Gas — 6.3%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	6,472	6,520,036
California Resources Corp., 8.25%, 06/15/29(a)(b)	10,502	10,987,980
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	4,613	4,630,313
7.38%, 01/15/31(a)	4,735	4,915,399
Comstock Resources Inc.
6.75%, 03/01/29(a)(b)	10,902	10,935,055
6.75%, 03/01/29(a)	3,489	3,469,778
CVR Energy Inc., 8.50%, 01/15/29(a)(b)	7,337	7,545,892
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	6,426	6,835,445
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	7,785	8,036,411
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	8,839	9,252,285
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	11,837	12,297,223
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)(b)	5,210	5,327,204
Talos Production Inc.
9.00%, 02/01/29(a)	6,901	7,197,501
9.38%, 02/01/31(a)(b)	6,509	6,858,872
		104,809,394
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	1,659	1,669,186
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	1,486	1,496,848
Viridien, 10.00%, 10/15/30(a)(b)	5,475	5,771,608
		8,937,642
Packaging & Containers — 1.2%
Ardagh Group SA
6.50%, 12/01/30, (5.50% Cash and 6.50% PIK)(a)(c)	2,158	1,952,990
9.50%, 12/01/30(a)	1,030	1,110,524
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(b)	1,150	1,070,351
Klabin Austria GmbH, 7.00%, 04/03/49(a)(b)	8,059	8,494,992
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(a)(b)	4,814	4,874,175
7.38%, 06/01/32(a)(b)	3,018	3,036,259
		20,539,291
Pharmaceuticals — 1.1%
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	8,083	8,472,051
Grifols SA, 4.75%, 10/15/28(a)	9,211	9,005,192
		17,477,243
Pipelines — 4.7%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	11,843	12,413,311
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(b)	3,054	3,150,299
8.00%, 05/15/33(b)	6,763	6,977,096
8.88%, 04/15/30	5,385	5,688,892
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(a)	6,001	6,221,303
Venture Global LNG Inc.
8.13%, 06/01/28(a)(b)	4,844	4,961,583

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.38%, 06/01/31(a)(b)	$8,698	$8,719,484
9.88%, 02/01/32(a)(b)	11,228	11,689,830
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(a)	2,772	2,905,451
7.50%, 05/01/33(a)	3,139	3,420,493
7.75%, 05/01/35(a)(b)	11,044	12,303,999
		78,451,741
Real Estate — 2.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	5,908	5,933,009
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	5,571	6,052,084
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	6,455	6,525,527
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	5,369	5,605,365
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	7,465	7,246,758
4.38%, 02/01/31(a)(b)	7,111	6,793,615
		38,156,358
Real Estate Investment Trusts — 5.7%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	6,298	6,118,621
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	5,331	5,593,797
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	6,144	6,037,840
Diversified Healthcare Trust, 4.38%, 03/01/31(b)	6,975	6,138,917
Iron Mountain Inc.
4.50%, 02/15/31(a)	1,847	1,766,557
5.25%, 03/15/28(a)	711	709,747
5.63%, 07/15/32(a)	2,243	2,230,233
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	1,193	874,644
4.63%, 08/01/29	13,659	11,503,057
5.00%, 10/15/27(b)	6,760	6,533,193
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	6,876	6,674,417
5.88%, 10/01/28(a)(b)	4,035	4,038,817
Rithm Capital Corp.
8.00%, 04/01/29(a)	8,970	9,164,147
8.00%, 07/15/30(a)	4,490	4,576,500
RLJ Lodging Trust, 4.00%, 09/15/29(a)(b)	6,537	6,177,453
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	3,809	3,784,397
6.50%, 10/15/30(a)	5,766	6,010,559
XHR LP, 4.88%, 06/01/29(a)(b)	6,224	6,113,823
		94,046,719
Retail — 4.6%
Arko Corp., 5.13%, 11/15/29(a)(b)	3,495	2,913,548
Bath & Body Works Inc.
6.75%, 07/01/36(b)	6,605	6,534,186
6.88%, 11/01/35(b)	7,315	7,322,205
Brinker International Inc., 8.25%, 07/15/30(a)(b)	2,607	2,765,897
FirstCash Inc.
4.63%, 09/01/28(a)	5,508	5,453,744
5.63%, 01/01/30(a)	6,180	6,218,718
Security	Par (000)	Value
Retail (continued)
Gap Inc. (The)
3.63%, 10/01/29(a)	$8,875	$8,418,622
3.88%, 10/01/31(a)(b)	5,735	5,319,266
Kohl's Corp.
5.13%, 05/01/31(b)	8,917	7,658,436
10.00%, 06/01/30(a)(b)	3,933	4,303,319
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	1,590	1,597,567
7.38%, 08/01/33(a)(b)	5,784	6,085,792
QXO Building Products Inc., 6.75%, 04/30/32(a)	11,612	12,126,597
		76,717,897
Software — 1.3%
CoreWeave Inc.
9.00%, 02/01/31(a)(b)	4,735	4,284,674
9.25%, 06/01/30(a)(b)	11,572	10,676,390
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	2,181	1,964,434
ROBLOX Corp., 3.88%, 05/01/30(a)	5,010	4,790,204
		21,715,702
Telecommunications — 6.3%
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	2,365	2,402,698
CommScope LLC
7.13%, 07/01/28(a)(b)	6,622	6,629,781
9.50%, 12/15/31(a)	6,425	6,517,905
EchoStar Corp., 10.75%, 11/30/29	10,222	11,269,927
GCI LLC, 4.75%, 10/15/28(a)	7,607	7,371,499
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	6,413	5,737,730
4.00%, 04/15/31(a)(b)	6,135	5,398,775
4.50%, 04/01/30(a)(b)	8,631	7,951,309
4.88%, 06/15/29(a)(b)	3,118	2,969,895
Millicom International Cellular SA
4.50%, 04/27/31(a)	10,220	9,485,296
7.38%, 04/02/32(a)(b)	4,965	5,181,961
Viasat Inc., 7.50%, 05/30/31(a)	10,301	9,766,006
WULF Compute LLC, 7.75%, 10/15/30(a)	12,159	12,571,439
Zegona Finance PLC, 8.63%, 07/15/29(a)	10,159	10,762,295
		104,016,516
Transportation — 0.4%
Danaos Corp., 6.88%, 10/15/32(a)	6,430	6,544,280
Trucking & Leasing — 0.7%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)(b)	11,253	11,296,695
Total Corporate Bonds & Notes — 97.6% (Cost: $1,590,195,197)		1,618,132,281
	Shares
Common Stocks
Metals & Mining — 0.1%
Yeoman CAP S.A., NVS(d)	356,469	2,068,501
Total Common Stocks — 0.1% (Cost $5,823,631)		2,068,501
Total Long-Term Investments — 97.7% (Cost: $1,596,018,828)		1,620,200,782

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	285,183,937	$285,326,529
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	16,330,000	16,330,000
Total Short-Term Securities — 18.2% (Cost: $301,606,079)		301,656,529
Total Investments — 115.9% (Cost: $1,897,624,907)		1,921,857,311
Liabilities in Excess of Other Assets — (15.9)%		(263,253,540)
Net Assets — 100.0%		$1,658,603,771

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$290,875,869	$—	$(5,538,019)(a)	$(30,022)	$18,701	$285,326,529	285,183,937	$1,493,296 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,030,000	10,300,000 (a)	—	—	—	16,330,000	16,330,000	352,813	—
				$(30,022)	$18,701	$301,656,529		$1,846,109	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® High Yield Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,618,132,281	$—	$1,618,132,281
Common Stocks	—	—	2,068,501	2,068,501
Short-Term Securities
Money Market Funds	301,656,529	—	—	301,656,529
	$301,656,529	$1,618,132,281	$2,068,501	$1,921,857,311

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust